Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 8 – LOSS PER SHARE:

As of June 30, 2026, and June 30, 2025, the Company had outstanding 2,142,858 and 2,192,858 warrants, respectively. As of June 30, 2026, and June 30, 2025, the Company had 4,221,803 and 4,216,533 outstanding options awards and 1,138,332 and 59,407 outstanding unvested RSUs awards, respectively. These warrants and awards were not considered when calculating diluted loss per share since their effect is anti-dilutive.